OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets:
Investment in listed equity securities, fair value	$ 224,788	$ 450,225
Prepaid expenses	2,760	2,692
Other receivables	3,233	2,559
Other current assets	$ 314,542	$ 543,747
Common shares, shares outstanding (in shares)	107,225,832	108,222,604	109,943,594
Dividends receivable	$ 0	$ 600
Golar Arctic Conversion
Other non-current assets:
Other receivables	$ 1,800
New Fortress Energy (NFE)
Other non-current assets:
Common shares, shares outstanding (in shares)	5,300,000	18,600,000
Commodity contract
Other non-current assets:
MTM asset on TTF linked commodity swap derivatives (note 27)	$ 113,368	$ 1,665
Receivable from TTF linked commodity swap derivatives	4,638	0
Commodity contract | Carrying value
Other non-current assets:
MTM asset on TTF linked commodity swap derivatives (note 27)	73,583	1,753
Money market
Other non-current assets:
Interest receivable	3,617	0
Interest rate swap
Other non-current assets:
Interest receivable	1,923	0
Embedded derivative financial instruments, gas derivative
Other non-current assets:
TTF linked commodity swap collateral	0	6,940
Energy related derivative
Other non-current assets:
Gas derivative instrument (note 27)	$ 0	$ 79,578